UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201
                                   ----------------------------------------

                               The Appleton Funds
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          45 Milk Street, Boston, Massachusetts     02109
     ----------------------------------------------------------------------
         (Address of principal executive offices)     (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts  02109
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                    ----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  6/30/03
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================

                           APPLETON EQUITY GROWTH FUND
                           ---------------------------


                               SEMI-ANNUAL REPORT
                                 June 30, 2003
                                   (Unaudited)



     Investment Adviser                                    Administrator
     ------------------                                    -------------
   APPLETON PARTNERS, INC.                        INTEGRATED FUND SERVICES, INC.
45 Milk Street, Eighth Floor                          221 East Fourth Street
      Boston, MA 02109                                      Suite 300
                                                       Cincinnati, OH 45202
                                                          1-877-712-7753

================================================================================

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2003
                                   (Unaudited)

   SHARES                                                             VALUE
   ------                                                             -----
                     COMMON STOCKS -- 99.1%

                CONSUMER, CYCLICAL -- 15.0%
       5,500    Brinker International, Inc.*                       $    198,109
       3,250    Lowe's Companies, Inc.                                  139,588
       2,000    Mohawk Industries, Inc.*                                111,060
       2,500    Pulte Homes, Inc.                                       154,150
       2,250    Wal-Mart Stores, Inc.                                   120,758
                                                                   ------------
                                                                        723,665
                                                                   ------------

                CONSUMER, NON-CYCLICAL -- 14.0%
       2,500    Apollo Group, Inc.*                                     154,400
       2,500    Avon Products, Inc.                                     155,500
       3,500    Newell Rubbermaid, Inc.                                  98,000
       3,000    PepsiCo, Inc.                                           133,500
       1,500    Procter & Gamble Co.                                    133,770
                                                                   ------------
                                                                        675,170
                                                                   ------------

                ENERGY -- 9.0%
       2,000    Apache Corp.                                            130,120
       4,400    Exxon Mobil Corp.                                       158,004
       3,500    Weatherford International Ltd.*                         146,650
                                                                   ------------
                                                                        434,774
                                                                   ------------

                FINANCIAL SERVICES -- 19.0%
       1,500    Bank of America Corp.                                   118,545
       3,500    Citigroup, Inc.                                         149,799
       2,500    Federal Home Loan Mortgage Corporation                  126,925
       4,500    FleetBoston Financial Corp.                             133,695
       3,000    Merrill Lynch & Co., Inc.                               140,040
       3,000    State Street Corp.                                      118,200
       2,500    Wells Fargo & Co.                                       126,000
                                                                   ------------
                                                                        913,204
                                                                   ------------

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 2003
                                  (Unaudited)

   SHARES                                                             VALUE
   ------                                                             -----
                HEALTHCARE -- 15.3%
       3,000    Forest Laboratories, Inc.*                         $    164,250
       2,750    Johnson & Johnson                                       142,175
       3,400    Pfizer, Inc.                                            116,110
       6,500    Pharmaceutical Product Development, Inc.*               186,745
       2,000    Quest Diagnostics, Inc.*                                127,600
                                                                   ------------
                                                                        736,880
                                                                   ------------

                INDUSTRIAL -- 8.8%
       2,000    Caterpiller, Inc.                                       111,320
       6,500    Flextronics International Ltd.*                          67,535
       3,000    General Electric Co.                                     86,040
       2,250    United Technologies Corp.                               159,368
                                                                   ------------
                                                                        424,263
                                                                   ------------
                TECHNOLOGY -- 15.3%
       8,000    Applied Materials*                                      126,880
       5,750    Check Point Software Tech*                              112,413
       4,500    Cisco Systems*                                           75,105
       7,000    Electronic Data Systems Corp.                           150,150
       1,250    International Business Machines Corp.                   103,125
       3,000    Microsoft Corp.*                                         76,830
       5,250    Texas Instruments, Inc.                                  92,400
                                                                   ------------
                                                                        736,903
                                                                   ------------

                TELECOMMUNICATIONS -- 2.7%
       3,350    Verizon Communications, Inc.                            132,158
                                                                   ------------

                TOTAL COMMON STOCKS                                $  4,777,017
                                                                   ------------

                MONEY MARKETS -- 1.1%
      50,799    First American Treasury Fund                       $     50,799
                                                                   ------------

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 2003
                                  (Unaudited)

                TOTAL INVESTMENT SECURITIES -- 100.2%
                (Cost $4,949,714)                                  $  4,827,816

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)         (10,148)
                                                                   ------------

                NET ASSETS -- 100.0%                               $  4,817,668
                                                                   ============
* Non-income producing security.

See accompanying notes to financial statements.

                          APPLETON EQUITY GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 2003
                                  (Unaudited)

ASSETS
      Investment securities:
           At acquisition cost                                     $  4,949,714
                                                                   ============
           At value                                                $  4,827,816
      Dividends receivable                                                2,938
      Receivable from Adviser                                            17,588
      Other Assets                                                        1,834
                                                                   ------------
           TOTAL ASSETS                                               4,850,176
                                                                   ------------

LIABILITIES
      Payable to affiliates                                              12,678
      Other accrued expenses and liabilities                             19,830
                                                                   ------------
           TOTAL LIABILITIES                                             32,508
                                                                   ------------

NET ASSETS                                                         $  4,817,668
                                                                   ============

NET ASSETS CONSIST OF
Paid-in capital                                                    $  7,325,360
Accumulated net investment loss                                          (6,759)
Accumulated net realized losses from security transactions           (2,379,035)
Net unrealized depreciation on investments                             (121,898)
                                                                   ------------
NET ASSETS                                                         $  4,817,668
                                                                   ============

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                         838,795
                                                                   ============


Net asset value, offering price and redemption price per share     $       5.74
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2003
                                   (Unaudited)

INVESTMENT INCOME
      Dividends                                                    $     25,774
                                                                   ------------

EXPENSES
      Investment advisory fees                                           21,668
      Accounting services fees                                           15,000
      Administration fees                                                12,000
      Transfer agent fees                                                12,000
      Trustees' fees and expenses                                         9,423
      Professional fees                                                   7,812
      Distribution expenses                                               5,417
      Custodian fees                                                      3,868
      Postage and supplies                                                2,985
      Registration fees                                                   2,422
      Insurance expense                                                   1,824
      Reports to shareholders                                             1,785
      Pricing costs                                                         695
                                                                   ------------
           TOTAL EXPENSES                                                96,899
      Fees waived and expenses reimbursed by the Adviser                (64,366)
                                                                   ------------
           NET EXPENSES                                                  32,533
                                                                   ------------

NET INVESTMENT LOSS                                                      (6,759)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
      Net realized losses from security transactions                   (458,470)
      Net change in unrealized appreciation/
          depreciation on investments                                   942,557
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        484,087
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    477,328
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the
                                                                Six Months
                                                                  Ended          For the
                                                                 June 30,       Year Ended
                                                                   2003        December 31,
                                                               (Unaudited)         2002
                                                              ------------     ------------
FROM OPERATIONS
     Net investment loss                                      $     (6,759)    $    (26,242)
     Net realized losses from security transactions               (458,470)      (1,536,380)
     Net change in unrealized appreciation/
          depreciation on investments                              942,557         (262,969)
                                                              ------------     ------------
Net increase (decrease) in net assets from operations              477,328       (1,825,591)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                     292,869        1,457,038
     Payments for shares redeemed                                  (51,550)        (314,340)
                                                              ------------     ------------
Net increase in net assets from capital share transactions         241,319        1,142,698
                                                              ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            718,647         (682,893)

NET ASSETS
     Beginning of period                                         4,099,021        4,781,914
                                                              ------------     ------------
     End of period                                            $  4,817,668     $  4,099,021
                                                              ============     ============

CAPITAL SHARE ACTIVITY
     Sold                                                           55,412          218,510
     Redeemed                                                      (10,353)         (57,585)
                                                              ------------     ------------
     Net increase in shares outstanding                             45,059          160,925
     Shares outstanding, beginning of period                       793,736          632,811
                                                              ------------     ------------
     Shares outstanding, end of period                             838,795          793,736
                                                              ============     ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                                         For the
                                                        Six Months
                                                          Ended              For the            For the
                                                         June 30,           Year Ended        Year Ended
                                                           2003            December 31,      December 31,
                                                       (Unaudited)             2002             2001(a)
                                                      ------------         ------------      ------------
Net asset value at beginning of period                $       5.16         $       7.56      $      10.00
                                                      ------------         ------------      ------------
Loss from investment operations:
     Net investment loss                                     (0.01)               (0.03)            (0.03)
     Net realized and unrealized gain
          (losses) on investments                             0.59                (2.37)            (2.41)
                                                      ------------         ------------      ------------
Total from investment operations                              0.58                (2.40)            (2.44)
                                                      ------------         ------------      ------------

Net asset value at end of period                      $       5.74         $       5.16      $       7.56
                                                      ============         ============      ============

Total return                                                11.24%(b)           (31.75%)          (24.40%)
                                                      ============         ============      ============

Net assets at end of period                           $  4,817,668         $  4,099,021      $  4,781,914
                                                      ============         ============      ============

Ratio of gross expenses to average net assets (c)            4.47%(d)             4.32%             4.66%

Ratio of net expenses to average net assets                  1.50%(d)             1.50%             1.50%

Ratio of net investment loss to average net assets          (0.31%)(d)           (0.56%)           (0.47%)

Portfolio turnover rate                                        47%(d)               56%               34%

(a)  The Fund commenced operations on December 31, 2000.

(b)  Not annualized.

(c) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(d)  Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a stock exchange or quoted by NASDAQ are valued at their last reported sales price on that day on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of December 31, 2002:

     Cost of portfolio investments                            $  5,189,471
                                                              ============
     Gross unrealized appreciation on investments             $    168,663
     Gross unrealized depreciation on investments               (1,233,118)
                                                              ------------
     Net unrealized depreciation on investments               $ (1,064,455)
     Capital loss carryforwards                                 (1,904,577)
     Post-October losses                                           (15,988)
                                                              ------------
     Total accumulated deficit                                $ (2,985,020)
                                                              ============

The Fund's capital loss carryforwards expire as follows: $254,452 and $1,650,126 on December 31, 2009 and 2010, respectively. The Fund elected to defer until its subsequent tax year $15,988 of capital losses incurred after October 31, 2002. These capital loss carryforwards and post-October losses may be utilized in the current and future years to offset gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,344,326 and $987,398, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT
Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2003. For the six months ended June 30, 2003, the Adviser waived $21,668 of advisory fees and reimbursed the Fund for $42,698 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current net assets, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2003, the Fund incurred $5,417 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT
The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

ITEM 2.   CODE OF ETHICS.  Not applicable to Semiannual Reports.

ITEM 3.   AUDIT  COMMITTEE   FINANCIAL  EXPERT.  Not  applicable  to  Semiannual
          Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to Semiannual Reports.

ITEMS 5-6.RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.   RESERVED

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  (1) Code of Ethics. Not Applicable

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds
             ------------------
By (Signature and Title)

/s/ James I. Ladge
------------------
James I. Ladge
President

Date:  September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James I. Ladge
------------------
James I. Ladge
President

Date:  September 5, 2003

By (Signature and Title)

/s/ Lisa R. Oliverio
--------------------
Lisa R. Oliverio
Treasurer

Date:  September 5, 2003